Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues
LNG revenues	$ 503	$ 85	$ 995	$ 85
LNG revenues—affiliate	422	0	753	0
Regasification revenues	65	65	130	130
Other revenues	2	1	4	1
Other revenues—affiliate	0	0	1	2
Total revenues	992	151	1,883	218
Operating costs and expenses
Cost of sales (excluding depreciation and amortization expense shown separately below)	577	49	1,090	53
Operating and maintenance expense	82	24	132	42
Operating and maintenance expense—affiliate	21	11	39	22
Development expense	1	0	1	0
General and administrative expense	2	4	5	7
General and administrative expense—affiliate	23	21	45	43
Depreciation and amortization expense	86	29	152	48
Total operating costs and expenses	792	138	1,464	215
Income from operations	200	13	419	3
Other income (expense)
Interest expense, net of capitalized interest	(154)	(72)	(284)	(115)
Loss on early extinguishment of debt	0	(27)	(42)	(28)
Derivative loss, net	(3)	(15)	(3)	(36)
Other income	3	1	3	1
Total other expense	(154)	(113)	(326)	(178)
Net income (loss)	$ 46	$ (100)	$ 93	$ (175)
Basic and diluted net loss per common unit	$ (3.71)	$ (0.21)	$ (4.50)	$ (0.29)
Weighted average number of common units outstanding used for basic and diluted net loss per common unit calculation	57.1	57.1	57.1	57.1